Equity Narrative (Details) (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 15, 2009
Equity [Abstract]
Net proceeds from follow on stock offering	$ 0	$ 0	$ 333,177
Additional common stock issued				24,150,000
Stock repurchased	3,804,800	0
Weighted average cost of repurchased stock	$ 15.68
Additional shares authorized to be repurchased	9,083,514